Related parties and variable interest entities - Schedule of Related Party Transactions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loan receivable	[1]	€ 1,456.6	€ 929.2
Investment agreement for 24.9% equity		903.0	919.6
Accounts receivable	[2]	4,477.5	4,334.1
Accounts payable	[3]	3,500.4	2,347.3
Total purchases		€ 3,946.5	3,325.9	€ 2,693.6
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%
Related party
Related Party Transaction [Line Items]
Advance payments included in Other assets		€ 1,415.7	1,182.7
Loan receivable		1,440.8	912.4
Investment agreement for 24.9% equity		903.0	919.6
Accounts receivable		70.8	7.8
Accounts payable		955.8	4.0
Cost to be paid included in Accrued and other liabilities		199.9	€ 199.9
Related party | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments included in Other assets		1,415.7
Loan receivable		1,440.8
Investment agreement for 24.9% equity		903.0
Accounts receivable		70.8
Accounts payable		0.0
Cost to be paid included in Accrued and other liabilities		€ 0.0

[1]	Loans receivable includes amounts with related parties of €1,440.8 million and €912.4 million at December 31, 2024 and 2023, respectively.
[2]	Accounts receivable includes amounts with related parties of €70.8 million and €7.8 million at December 31, 2024 and 2023, respectively.
[3]	Accounts payable includes amounts with related parties of €955.8 million and €4.0 million at December 31, 2024 and 2023, respectively.